UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	1-3-92	–25.66%	3.64%	1.76%	—	–20.19%	–25.66%	19.58%	19.08%	—

B	10-4-85	–25.04	3.78	1.72	—	–19.27	–25.04	20.38	18.58	—

C	3-1-99	–22.86	3.98	—	2.74%	–16.88	–22.86	21.53	—	28.12%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.27%, Class B — 1.98%, Class C — 1.98% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Regional Bank Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Regional Bank Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index

B2	4-30-98	$11,858	$11,858	$14,651

C2	3-1-99	12,812	12,812	13,014

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 1500 Supercomposite Bank Index3 — is an unmanaged index of banking sector stocks in the S&P 1500 index.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Total return for index is not available for the 10-year period.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$840.00	$6.22

Class B	1,000.00	836.80	9.45

Class C	1,000.00	837.10	9.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,018.10	$6.82

Class B	1,000.00	1,014.57	10.37

Class C	1,000.00	1,014.52	10.42

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.36%, 2.07% and 2.08% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top 10 holdings[1]

Cullen/Frost Bankers, Inc.	3.8%	M&T Bank Corp.	3.6%

PNC Financial Services Group, Inc.	3.7%	State Street Corp.	3.5%

JPMorgan Chase & Co.	3.7%	Commerce Bancshares, Inc.	3.5%

Bank of New York Mellon Corp.	3.7%	Bank of America Corp.	3.4%

U.S. Bancorp	3.7%	People’s United Financial, Inc.	3.3%

Sector distribution[1]

Regional banks	59%	Diversified financial services	8%

Diversified banks	10%	Data processing & outsourced services	1%

Asset management & custody banks	9%	Other	4%

Thrifts & mortgage finance	9%

1 As a percentage of net assets on April 30, 2008.

10	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.35%		$967,095,912

(Cost $489,052,637)

Asset Management & Custody Banks 8.79%		89,144,768

Bank of New York Mellon Corp. (NY)	851,841	37,080,639

Northern Trust Corp. (IL)	227,500	16,860,025

State Street Corp. (MA)	487,997	35,204,104

Data Processing & Outsourced Services 0.77%		7,779,555

Metavante Technologies, Inc. (WI) (I)	87,846	2,070,530

Total Systems Services, Inc. (GA)	239,875	5,709,025

Diversified Banks 10.08%		102,276,449

Comerica, Inc. (MI)	197,802	6,869,663

Bancorp, Inc. (The) (DE) (I)	127,830	1,413,800

U.S. Bancorp. (MN)	1,093,619	37,062,748

Wachovia Corp. (NC)	819,095	23,876,619

Wells Fargo & Co. (CA)	1,111,046	33,053,619

Diversified Financial Services 8.07%		81,829,024

Bank of America Corp. (NC)	926,941	34,797,365

Citigroup, Inc. (NY)	373,790	9,445,673

JPMorgan Chase & Co. (NY)	788,793	37,585,986

Regional Banks 59.04%		598,802,319

BancorpSouth, Inc. (MS)	150,000	3,604,500

Bank of the Ozarks, Inc. (AR)	262,897	6,559,280

BB&T Corp. (NC)	950,283	32,585,204

Boston Private Financial Holdings, Inc. (MA)	272,353	2,532,883

Bryn Mawr Bank Corp. (PA)	383,894	7,543,517

Cascade Bancorp. (OR)	55,222	503,625

City Holding Co. (WV)	85,335	3,548,229

CoBiz Financial, Inc. (CO)	694,926	7,720,628

Colonial BancGroup, Inc. (The) (AL)	1,824,080	14,848,011

Commerce Bancshares, Inc. (MO)	809,163	35,198,591

Cullen/Frost Bankers, Inc. (TX)	692,400	38,649,768

East West Bancorp., Inc. (CA)	247,712	3,527,419

F.N.B. Corp. (PA)	540,257	8,352,373

First Horizon National Corp. (TN)	733,441	7,921,163

First Midwest Bancorp., Inc. (IL)	281,200	7,179,036

See notes to financial statements

Semiannual report | Regional Bank Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Regional Banks (continued)

Glacier Bancorp., Inc. (MT)	425,517	$8,757,140

Hancock Holding Co. (MS)	519,194	21,427,136

Huntington Bancshares, Inc. (OH)	1,123,238	10,547,205

IBERIABANK Corp. (LA)	139,638	6,730,552

Independent Bank Corp. (MA)	640,546	18,723,160

Independent Bank Corp. (MI)	308,765	2,463,945

KeyCorp. (OH)	516,934	12,473,617

M&T Bank Corp. (NY)	389,653	36,327,349

Marshall & Ilsley Corp. (WI)	768,542	19,198,179

MB Financial, Inc. (IL)	331,000	9,499,700

National City Corp. (OH)	1,219,022	7,679,839

Pinnacle Financial Partners, Inc. (TN) (I)	129,993	3,522,810

PNC Financial Services Group, Inc. (PA)	545,876	37,856,501

Prosperity Bancshares, Inc. (TX)	535,004	16,569,074

Provident Bankshares Corp. (MD)	224,389	2,874,423

Regions Financial Corp. (AL)	597,078	13,087,950

Seacoast Banking Corp. of Florida (FL)	105,866	1,112,652

Signature Bank (NY) (I)	581,087	15,329,075

Southcoast Financial Corp. (SC) (I)	147,611	2,310,112

Sterling Bancshares, Inc. (TX)	104,301	1,083,687

SunTrust Banks, Inc. (GA)	555,437	30,965,613

SVB Financial Group (CA) (I)	635,000	30,899,100

Synovus Financial Corp. (GA)	578,350	6,847,664

TCF Financial Corp. (MN)	1,687,384	29,360,482

TriCo Bancshares (CA)	645,150	10,974,002

UCBH Holdings, Inc. (CA)	313,313	2,280,919

WestAmerica Bancorp. (CA)	373,075	21,802,503

Wilmington Trust Corp. (DE)	175,850	5,781,948

Zions Bancorp (UT)	691,300	32,041,755

Thrifts & Mortgage Finance 8.60%		87,263,797

Astoria Financial Corp. (NY)	265,050	6,281,682

Berkshire Hills Bancorp., Inc. (MA)	57,592	1,473,779

Dime Community Bancshares (NY)	116,968	2,183,793

FirstFed Financial Corp. (CA)	173,189	2,646,328

Flushing Financial Corp. (NY)	35,000	683,200

Hudson City Bancorp, Inc. (NJ)	546,190	10,448,615

New York Community Bancorp., Inc. (NY)	83,710	1,562,866

People’s United Financial, Inc. (CT)	1,957,360	33,216,399

Washington Federal, Inc. (WA)	927,198	22,076,584

Washington Mutual, Inc. (WA)	201,937	2,481,806

WSFS Financial Corp. (DE)	82,833	4,208,745

See notes to financial statements

12	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.15%			$42,096,000

(Cost $42,096,000)

Joint Repurchase Agreement 4.15%			42,096,000

Joint Repurchase Agreement with Bank of America Corp. dated
4-30-08 at 1.910% to be repurchased at $42,098,233 on
5-1-08, collateralized by $33,061,071 U.S. Treasury Inflation
Indexed Bond, 3.00% due 7-15-12 (valued at $42,937,920,
including interest)	1.910%	$42,096	42,096,000

Total investments (Cost $531,148,637)† 99.50%			$1,009,191,912

Other assets and liabilities, net 0.50%			$5,120,948

Total net assets 100.00%			$1,014,312,860

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income-producing security.

† The cost of investments owned on April 30, 2008, including short-term investments, for federal income tax purposes, was $531,636,407. Gross unrealized appreciation and depreciation of investments aggregated $526,798,342 and $49,242,837, respectively, resulting in net unrealized appreciation of $477,555,505.

See notes to financial statements

Semiannual report | Regional Bank Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $531,148,637)	$1,009,191,912
Cash	262
Receivable for investments sold	5,581,816
Receivable for shares sold	1,457,512
Dividends and interest receivable	1,752,254
Receivable from affiliates	233,474

Total assets	1,018,217,230

Liabilities

Payable for shares repurchased	1,896,248
Payable to affiliates
Management fees	617,570
Distribution and service fees	408,545
Other	392,371
Other payables and accrued expenses	589,636

Total liabilities	3,904,370

Net assets

Capital paid-in	439,893,232
Accumulated net realized gain on investments and options written	95,972,335
Net unrealized appreciation of investments and options written	478,043,275
Accumulated net investment income	404,018

Net assets	$1,014,312,860

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($908,627,920 ÷ 45,030,576 shares)	$20.18
Class B ($70,939,062 ÷ 3,573,296 shares)[1]	$19.85
Class C ($34,745,878 ÷ 1,749,674 shares)[1]	$19.86

Maximum offering price per share

Class A ($20.18 ÷ 95%)[2]	$21.24

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$20,483,107
Interest	319,298

Total investment income	20,802,405

Expenses

Investment management fees (Note 3)	4,259,796
Distribution and service fees (Note 3)	2,076,451
Transfer agent fees (Note 3)	1,234,748
Accounting and legal services fees (Note 3)	56,254
Custodian fees	115,848
Printing fees	51,923
Professional fees	51,183
Trustees’ fees	37,436
Blue sky fees	30,330
Miscellaneous	28,633

Total expenses	7,942,602
Less expense reductions (Note 3)	(28,218)

Net expenses	7,914,384

Net investment income	12,888,021

Realized and unrealized gain (loss)

Net realized gain on
Investments	95,994,067
Options written	208,168
96,202,235
Changes in net unrealized appreciation (depreciation) of
Investments	(326,869,927)
Options written	(1,322)
(326,871,249)
Net realized and unrealized loss	(230,669,014)

Decrease in net assets from operations	($217,780,993)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

Semiannual report | Regional Bank Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$30,003,795	$12,888,021
Net realized gain	413,697,858	96,202,235
Change in net unrealized appreciation (depreciation)	(516,570,897)	(326,871,249)

Decrease in net assets resulting from operations	(72,869,244)	(217,780,993)

Distributions to shareholders
From net investment income
Class A	(28,308,424)	(13,179,966)
Class B	(1,984,399)	(859,549)
Class C	(446,261)	(297,312)
From net realized gain
Class A	(221,045,797)	(308,940,850)
Class B	(29,348,221)	(30,312,408)
Class C	(5,864,208)	(8,325,933)
	(286,997,310)	(361,916,018)
From Fund share transactions (Note 4)	(220,361,601)	165,790,479

Total decrease	(580,228,155)	(413,906,532)

Net assets

Beginning of period	2,008,447,547	1,428,219,392

End of period[2]	$1,428,219,392	$1,014,312,860

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.
2 Includes accumulated net investment income of $1,852,824 and $404,018, respectively.

See notes to financial statements

16	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value,
beginning of period	$37.81	$42.80	$45.33	$41.76	$41.79	$34.06
Net investment income[2]	0.53	0.61	0.68	0.67	0.66	0.27
Net realized and unrealized
gain (loss) on investments	7.10	5.07	0.52	4.33	(2.28)	(5.04)
Total from investment operations	7.63	5.68	1.20	5.00	(1.62)	(4.77)
Less distributions
From net investment income	(0.52)	(0.58)	(0.69)	(0.70)	(0.68)	(0.33)
From net realized gain	(2.12)	(2.57)	(4.08)	(4.27)	(5.43)	(8.78)
	(2.64)	(3.15)	(4.77)	(4.97)	(6.11)	(9.11)
Net asset value, end of period	$42.80	$45.33	$41.76	$41.79	$34.06	$20.18
Total return (%)[3]	21.67	14.13	2.61	12.96	(5.01)	(16.00)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,214	$1,587	$1,717	$1,702	$1,268	$909
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.39	1.34	1.33	1.29	1.27	1.36[5]
Expenses net of fee waivers, if any	1.39	1.34	1.33	1.29	1.27	1.36[5]
Expenses net of all fee waivers
and credits	1.39	1.34	1.33	1.29	1.27	1.36[5]
Net investment income	1.43	1.44	1.62	1.66	1.66	2.41[5]
Portfolio turnover (%)	2	5	3	7	13	8

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

Semiannual report | Regional Bank Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value,
beginning of period	$37.55	$42.48	$44.96	$41.39	$41.37	$33.66
Net investment income[2]	0.26	0.30	0.35	0.38	0.38	0.19
Net realized and unrealized
gain (loss) on investments	7.06	5.04	0.55	4.28	(2.25)	(4.98)
Total from investment operations	7.32	5.34	0.90	4.66	(1.87)	(4.79)
Less distributions
From net investment income	(0.27)	(0.29)	(0.39)	(0.41)	(0.41)	(0.24)
From net realized gain	(2.12)	(2.57)	(4.08)	(4.27)	(5.43)	(8.78)
	(2.39)	(2.86)	(4.47)	(4.68)	(5.84)	(9.02)
Net asset value, end of period	$42.48	$44.96	$41.39	$41.37	$33.66	$19.85
Total return (%)[3]	20.83	13.32	1.90	12.16	(5.70)	(16.32)[4]

Ratios and supplemental data

Net assets, end of period (in
millions)	$1,298	$885	$385	$261	$125	$71
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.09	2.04	2.03	1.99	1.98	2.07[5]
Expenses net of fee waivers, if any	2.09	2.04	2.03	1.99	1.98	2.07[5]
Expenses net of all fee waivers
and credits	2.09	2.04	2.03	1.99	1.98	2.06[5]
Net investment income	0.72	0.70	0.84	0.95	1.03	1.72[5]
Portfolio turnover (%)	2	5	3	7	13	8

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

18	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value,
beginning of period	$37.56	$42.48	$44.96	$41.39	$41.37	$33.66
Net investment income[2]	0.27	0.30	0.37	0.39	0.38	0.19
Net realized and unrealized
gain on investments	7.04	5.04	0.53	4.27	(2.25)	(4.97)
Total from investment operations	7.31	5.34	0.90	4.66	(1.87)	(4.78)
Less distributions
From net investment income	(0.27)	(0.29)	(0.39)	(0.41)	(0.41)	(0.24)
From net realized gain	(2.12)	(2.57)	(4.08)	(4.27)	(5.43)	(8.78)
	(2.39)	(2.86)	(4.47)	(4.68)	(5.84)	(9.02)
Net asset value, end of period	$42.48	$44.96	$41.39	$41.37	$33.66	$19.86
Total return (%)[3]	20.79	13.32	1.90	12.16	(5.70)	(16.29)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$56	$52	$43	$45	$35	$35
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.09	2.04	2.03	1.99	1.98	2.08[5]
Expenses net of fee waivers, if any	2.09	2.04	2.03	1.99	1.98	2.08[5]
Expenses net of all fee waivers and
credits	2.09	2.04	2.03	1.99	1.98	2.07[5]
Net investment income (loss)	0.72	0.72	0.90	0.96	1.04	1.69[5]
Portfolio turnover (%)	2	5	3	7	13	8

1 Semiannual period from 11-1-08 to 4-30-08. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

Semiannual report | Regional Bank Fund	19

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Regional Bank Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time.

Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Risks of the financial services sector

Since the Fund’s investments are concentrated in the financial services sector, the Fund is subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector

20	Regional Bank Fund | Semiannual report

as a whole or a particular segment in which the Fund invests. Most financial services companies are subject to extensive governmental regulation which limits their activities and may affect the ability to earn a profit from a given line of business. Additionally, the availability and cost of funds to financial services firms is crucial to their profitability. Volatile interest rates and general economic conditions can adversely affect their financial performance. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

Semiannual report | Regional Bank Fund	21

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended April 30, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	8	$1,322
Options written	1,050	257,696
Options closed	(300)	(59,699)
Options exercised	(758)	(199,319)
Options expired	0	0
Outstanding, end of period	0	0

The Fund had no outstanding written options on April 30, 2008.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the three prior fiscal years remain subject to examination by the Internal Revenue Service.

22	Regional Bank Fund | Semiannual report

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have any material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $40,503,417 and long-term capital gain $246,493,893. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000. The effective rate for the period ended April 30, 2008 is 0.77% of the Fund’s average net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $602,237 with regard to sales of Class A shares. Of this amount, $96,133 was retained and used for printing prospectuses,

Semiannual report | Regional Bank Fund	23

advertising, sales literature and other purposes, $492,890 was paid as sales commissions to unrelated broker-dealers and $13,214 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $88,580 for Class B shares and $3,596 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses.

During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $28,218 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,096,468	$1,478,160
Class B	102,368	444,321
Class C	35,912	153,970
Total	$1,234,748	$2,076,451

The Fund has an agreement with the Adviser and affiliates to perform necessary tax accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $56,254 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24	Regional Bank Fund | Semiannual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007 and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,553,808	$98,613,718	3,163,194	$62,452,100
Distributions reinvested	6,057,017	226,744,438	13,067,752	293,555,148
Repurchased	(12,119,708)	(445,571,207)	(8,418,311)	(200,221,768)
Net increase (decrease)	(3,508,883)	($120,213,051)	7,812,635	$155,785,480

Class B shares

Sold	187,972	$6,989,709	333,827	$6,981,121
Distributions reinvested	773,024	28,637,498	1,301,814	28,593,260
Repurchased	(3,542,047)	(133,450,638)	(1,794,933)	(39,772,420)
Net decrease	(2,581,051)	($97,823,431)	(159,292)	($4,198,039)

Class C shares

Sold	232,731	$8,218,336	764,402	$16,291,008
Distributions reinvested	158,041	5,855,383	369,607	8,171,978
Repurchased	(451,423)	(16,398,838)	(416,258)	(10,259,948)
Net increase (decrease)	(60,651)	($2,325,119)	717,751	$14,203,038

Net increase (decrease)	(6,150,585)	($220,361,601)	8,371,094	$165,790,479

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $90,310,709 and $312,885,405, respectively.

Semiannual report | Regional Bank Fund	25

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Regional
Bank Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Regional Bank Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and

26	Regional Bank Fund | Semiannual report

compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was lower than the performance of the Peer Group and Category medians, but higher than the performance of one of its benchmark indices, the Standard & Poor’s 500 Index. The Board also noted that the performance of the Fund for the 5-year period was lower than the performance of the Peer Group and its other benchmark index, the S&P 1500 Bank Index TR, but higher than the performance of the Category median and the Standard and Poor’s 500 Index. The Board further noted that the Fund’s more recent performance during the 1- and 3-year periods was lower than the performance of the Peer Group and Category medians, and the Standard & Poor’s 500 Index. The Adviser noted that the Fund’s year-to-date performance showed improvement and provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Expense Ratio was lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and plans for improving overall performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and

Semiannual report | Regional Bank Fund	27

equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

28	Regional Bank Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U.S.), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual Report | Regional Bank Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	010SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

John Hancock MUTUAL FUNDS

John Hancock
Small Cap Equity Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	1-3-94	–21.75%	8.04%	4.78%	—	–27.73%	–21.75%	47.21%	59.49%	—

B	1-3-94	–22.30	8.10	4.73	—	–28.03	–22.30	47.61	58.76	—

C	5-1-98	–19.06	8.39	—	4.50%	–25.00	–19.06	49.61	—	55.29%

I1	8-15-01	–17.20	9.82	—	–0.56	–23.74	–17.20	59.71	—	–3.68

R1[1]	8-5-03	–17.95	—	—	6.82	–24.12	–17.95	—	—	36.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.40%, Class B — 2.10%, Class C — 2.10%, Class I — 0.83%, Class R1 — 1.82% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	Small Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	4-30-98	$15,876	$15,876	$12,426

C2	5-1-98	15,529	15,529	12,387

I3	8-15-01	9,632	9,632	14,087

R1[3]	8-5-03	13,671	13,671	15,969

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index that measures performance of those companies within the Russell 2000 index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$760.60	$6.13

Class B	1,000.00	757.60	9.18

Class C	1,000.00	757.60	9.18

Class I	1,000.00	762.60	3.68

Class R1	1,000.00	758.80	7.78

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,017.90	$7.02

Class B	1,000.00	1,014.20	10.52

Class C	1,000.00	1,014.20	10.52

Class I	1,000.00	1,020.69	4.22

Class R1	1,000.00	1,016.01	8.92

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.10%, 2.10%, 0.84% and 1.78% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 holdings[1]

InterOil Corp.	2.7%	Hill International, Inc.	2.2%

Imax Corp.	2.6%	ResMed, Inc.	2.1%

FTI Consulting, Inc.	2.4%	Medis Technologies Ltd.	2.1%

iRobot Corp.	2.2%	FARO Technologies, Inc.	2.0%

Superior Energy Services, Inc.	2.2%	NuVasive, Inc.	2.0%

Sector distribution[1]

Information technology	28%	Energy	3%

Health care	26%	Consumer staples	2%

Consumer discretionary	14%	Materials	2%

Industrials	14%	Other	2%

Financials	9%

1 As a percentage of net assets on April 30, 2008.

10	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-term investments. Common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.46%		$515,704,020
(Cost $562,660,054)

Aerospace & Defense 2.94%		15,569,998

AAR Corp. (I)	240,700	5,632,380

AeroVironment, Inc. (I)	415,626	9,937,618

Application Software 3.86%		20,447,217

Concur Technologies, Inc. (I)	276,850	9,174,809

Magma Design Automation, Inc. (I)	633,000	5,905,890

Tyler Technologies, Inc. (I)	370,872	5,366,518

Biotechnology 0.70%		3,726,559

Martek Biosciences Corp. (I)	105,688	3,726,559

Casinos & Gaming 2.34%		12,387,946

Bally Technologies, Inc. (I)	196,979	6,636,223

Pinnacle Entertainment, Inc. (I)	201,000	3,119,520

Progressive Gaming International Corp. (I)	1,100,000	1,881,000

Progressive Gaming International Corp. (I)(K)	439,300	751,203

Communications Equipment 2.30%		12,187,670

Comtech Telecommunications Corp. (I)	235,189	9,108,870

SeaChange International, Inc. (I)	430,000	3,078,800

Computer Storage & Peripherals 2.28%		12,057,160

LaserCard Corp. (I)	650,210	4,369,411

Synaptics, Inc. (I)	226,510	7,687,749

Construction & Farm Machinery & Heavy Trucks 1.10%		5,833,191

Force Protection, Inc. (I)	648,900	1,940,211

Force Protection, Inc. (I)(K)	1,302,000	3,892,980

Data Processing & Outsourced Services 1.33%		7,011,976

Euronet Worldwide, Inc. (I)	396,605	7,011,976

Diversified Commercial & Professional Services 5.85%		30,948,873

FTI Consulting, Inc. (I)	194,359	12,438,976

Hill International, Inc. (I)	789,055	11,401,845

Stantec, Inc. (I)	241,597	7,108,052

See notes to financial statements

Semiannual report | Small Cap Equity Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electrical Components & Equipment 2.84%		$15,023,868

Fushi Copperweld, Inc. (I)	30,000	485,100

Fushi Copperweld, Inc. (I)(K)	223,000	3,605,910

Medis Technologies Ltd. (I)	1,303,082	10,932,858

Electronic Equipment Manufacturers 4.31%		22,815,595

Acacia Research — Acacia Technologies (I)	863,703	4,594,900

FARO Technologies, Inc. (I)	299,395	10,550,680

Measurement Specialties, Inc. (I)	38,500	623,315

I.D. Systems, Inc. (I)(W)	830,000	7,046,700

Health Care Equipment 10.81%		57,185,594

Electro-Optical Sciences, Inc. (I)(W)	658,624	3,905,640

Electro-Optical Sciences, Inc. (I)(K)(W)	177,590	1,053,109

Micrus Endovascular Corp. (I)	271,919	3,094,438

NuVasive, Inc. (I)	274,435	10,469,695

ResMed, Inc. (I)	256,800	11,073,216

SenoRx, Inc. (I)	485,850	3,546,705

Somanetics Corp. (I)	464,466	7,566,151

SonoSite, Inc. (I)	300,500	9,582,945

Spectranetics Corp. (I)	640,678	6,893,695

Health Care Services 3.09%		16,349,782

HealthExtras, Inc. (I)	251,750	7,104,385

Providence Service Corp. (I)	328,550	9,245,397

Health Care Supplies 2.07%		10,966,171

Align Technology, Inc. (I)	561,000	6,889,080

RTI Biologics, Inc. (I)	402,080	4,077,091

Health Care Technology 1.21%		6,417,000

Allscripts Healthcare Solutions, Inc. (I)	575,000	6,417,000

Household Appliances 2.16%		11,450,956

iRobot Corp. (I)	713,900	11,450,956

Human Resource & Employment Services 1.18%		6,224,628

Barrett Business Services, Inc.	518,719	6,224,628

Industrial Machinery 1.76%		9,317,870

Flow International Corp. (I)	929,000	9,317,870

Integrated Oil & Gas 2.66%		14,068,328

InterOil Corp. (I)	744,750	14,068,328

Internet Software & Services 4.10%		21,688,238

Constant Contact, Inc. (I)	505,353	9,020,551

TechTarget (I)	348,847	4,681,527

VistaPrint Ltd. (I)	234,680	7,986,160

Investment Banking & Brokerage 1.36%		7,178,086

FCStone Group, Inc. (I)	173,300	7,178,086

See notes to financial statements

12	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Life Sciences Tools & Services 3.68%		$19,465,823

AMAG Pharmaceuticals, Inc. (I)	170,150	6,981,254

Caliper Life Sciences, Inc. (I)	913,162	3,333,041

Exelixis, Inc. (I)	822,250	6,257,322

Sequenom, Inc. (I)	112,000	707,840

Sequenom, Inc. (I)(K)	345,944	2,186,366

Movies & Entertainment 2.60%		13,764,635

Imax Corp. (I)(W)	2,079,250	13,764,635

Oil & Gas Equipment & Services 2.16%		11,405,660

Superior Energy Services, Inc. (I)	257,000	11,405,660

Oil & Gas Exploration & Production 0.20%		1,030,329

ATP Oil & Gas Corp. (I)	35,850	1,030,329

Packaged Foods & Meats 0.96%		5,060,120

Smart Balance, Inc. (I)	683,800	5,060,120

Pharmaceuticals 4.37%		23,107,572

BioForm Medical, Inc. (I)	735,409	3,735,878

Inspire Pharmaceuticals, Inc. (I)	933,000	3,200,190

Matrixx Initiatives, Inc. (I)(W)	575,724	8,008,321

Medicis Pharmaceutical Corp. (Class A)	396,271	8,163,183

Property & Casualty Insurance 2.49%		13,193,570

Infinity Property & Casualty Corp.	161,500	6,259,740

ProAssurance Corp. (I)	131,000	6,933,830

Regional Banks 3.37%		17,825,295

IBERIABANK Corp.	158,475	7,638,495

Pacific Mercantile Bancorp.	300,000	2,709,000

PrivateBancorp, Inc.	220,000	7,477,800

Restaurants 2.45%		12,979,243

McCormick & Schmick’s Seafood Restaurants, Inc. (I)	464,090	5,583,003

Texas Roadhouse, Inc. (Class A) (I)	626,800	7,396,240

Semiconductor Equipment 5.41%		28,614,502

FormFactor, Inc. (I)	462,962	8,921,278

Mattson Technology, Inc. (I)	1,279,000	6,203,150

Tessera Technologies, Inc. (I)	313,598	6,347,224

Varian Semiconductor Equipment Associates, Inc. (I)	195,000	7,142,850

Semiconductors 1.97%		10,402,628

NetLogic Microsystems, Inc. (I)	317,250	10,402,628

Specialized Finance 1.45%		7,681,373

Portfolio Recovery Associates, Inc.	174,537	7,681,373

Specialty Stores 1.81%		9,570,329

A.C. Moore Arts & Crafts, Inc. (I)	423,100	2,796,691

Hibbett Sports, Inc. (I)	370,955	6,773,638

See notes to financial statements

Semiannual report | Small Cap Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Steel 1.59%			$8,435,822

Haynes International, Inc. (I)		134,650	8,435,822

Systems Software 1.71%			9,069,000

Progress Software Corp. (I)		300,000	9,069,000

Trucking 0.99%			5,241,413

Landstar System, Inc.		100,874	5,241,413

Issuer		Shares	Value

Warrants 0.01%			$48,960
(Cost $0)

Health Care Equipment 0.01%			44,560

Electro-Optical Sciences, Inc. (B)(I)		26,639	44,560

Internet Software & Services 0.00%			4,400

Access Integrated Technologies, Inc. (B)(I)		75,000	4,400

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.07%			$10,974,000
(Cost $10,974,000)

Joint Repurchase Agreement 2.07%			10,974,000

Joint Repurchase Agreement with Bank of America Corp.
dated 4-30-08 at 1.910% to be repurchased at
$10,974,582 on 5-1-08, collateralized by
$8,618,686 U.S. Treasury Inflation Indexed Bond,
3.00%, due 7-15-12 (valued at $11,193,480,
including interest)	1.910%	$10,974	10,974,000

Total investments (Cost $573,634,054)† 99.54%			$526,726,980

Other assets and liabilities, net 0.46%			$2,420,727

Total net assets 100.00%			$529,147,707

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $48,960 or 0.01% of the Fund’s net assets as of April 30, 2008.

(I) Non-income-producing security.

See notes to financial statements

14	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these restricted securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	April 30, 2008

Electro-Optical Sciences, Inc.
common stock	10-31-06	$1,012,263	0.20%	$1,053,109

Force Protection, Inc.
common stock	07-21-06	8,665,950	0.74%	3,892,980

Fushi Copperweld, Inc.
common stock	10-25-07	3,112,000	0.68%	3,605,910

Progressive Gaming International Corp.
common stock	08-15-07	1,976,850	0.14%	751,203

Sequenom, Inc.
common stock	10-29-07	3,113,496	0.41%	2,186,366

Total			2.17%	$11,489,568

(W) The Fund holds 5% or more of the outstanding voting security of the issuer.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes was $573,634,054. Gross unrealized appreciation and depreciation of investments aggregated $78,036,955 and $124,944,029, respectively, resulting in net unrealized depreciation of $46,907,074.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $526,749,884)	$492,904,015
Investments in affiliated issuers, at value (cost $46,884,170)	33,822,965
Total investments, at value (cost $573,634,054)	526,726,980
Cash	620
Receivable for investments sold	4,267,256
Receivable for shares sold	110,235
Dividends and interest receivable	582
Receivable from affiliates	196,114
Other assets	38,929

Total assets	531,340,716

Liabilities

Payable for investments purchased	372,480
Payable for shares repurchased	722,105
Payable for options written, at value (premiums received $113,249)	95,500
Payable to affiliates
Management fees	292,342
Distribution and service fees	184,610
Other	164,017
Other payables and accrued expenses	361,955

Total liabilities	2,193,009

Net assets

Capital paid-in	853,309,070
Accumulated net realized loss on investments, options written
and foreign currency transactions	(273,024,888)
Net unrealized depreciation of investments, options written
and translation of assets and liabilities in foreign currencies	(46,889,325)
Accumulated net investment loss	(4,247,150)

Net assets	$529,147,707

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($385,030,008 ÷ 20,581,509 shares)	$18.71
Class B ($86,710,901 ÷ 5,027,864 shares)[1]	$17.25
Class C ($29,102,516 ÷ 1,687,151 shares)[1]	$17.25
Class I ($26,098,819 ÷ 1,338,665 shares)	$19.50
Class R1 ($2,205,463 ÷ 119,435 shares)	$18.47

Maximum offering price per share

Class A ($18.71 ÷ 95%)[2]	$19.69

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$450,032
Interest	83,926
Securities lending	5,765
Income from affiliated issuers	5,715

Total investment income	545,438

Expenses

Investment management fees (Note 3)	2,128,962
Distribution and service fees (Note 3)	1,376,276
Transfer agent fees (Note 3)	913,866
Accounting and legal services fees (Note 3)	30,414
Printing fees	68,427
Custodian fees	65,096
Blue sky fees	32,141
Professional fees	25,580
Trustees’ fees	17,754
Miscellaneous	19,417

Total expenses	4,677,933
Less expense reductions (Note 3)	(25,817)

Net expenses	4,652,116

Net investment loss	(4,106,678)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(42,164,135)
Investments in affiliated issuers	58,927
Options written	237,443
Foreign currency transactions	(1,846)
(41,869,611)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(142,426,967)
Investments in affiliated issuers	8,509,667
Options written	20,070
Translation of assets and liabilities in foreign currencies	33
(133,897,197)
Net realized and unrealized loss	(175,766,808)

Decrease in net assets from operations	($179,873,486)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($10,736,702)	($4,106,678)
Net realized gain (loss)	90,265,936	(41,869,611)
Change in net unrealized appreciation (depreciation)	11,166,497	(133,897,197)

Increase (decrease) in net assets resulting from operations	90,695,731	(179,873,486)

From Fund share transactions (Note 4)	(214,108,831)	(56,569,114)

Total decrease	(123,413,100)	(236,442,600)

Net assets
Beginning of period	889,003,407	765,590,307

End of period[2]	$765,590,307	$529,147,707

1 Semiannual period form 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment loss of $140,472 and $4,247,150, respectively.

See notes to financial statements

18	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$11.43	$15.61	$17.38	$20.00	$22.00	$24.60
Net investment loss[2]	(0.12)	(0.13)	(0.20)	(0.21)	(0.26)	(0.12)
Net realized and unrealized gain
(loss) on investments	4.30	1.90	2.82	2.21	2.86	(5.77)
Total from investment operations	4.18	1.77	2.62	2.00	2.60	(5.89)
Net asset value, end of period	$15.61	$17.38	$20.00	$22.00	$24.60	$18.71
Total return (%)[3]	36.57	11.34[4]	15.07[4]	10.00[4]	11.82	(23.94)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$220	$213	$214	$620	$539	$385
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.83	1.51	1.47	1.42	1.40	1.40[6]
Expenses net of fee waivers, if any	1.83	1.48	1.42	1.40	1.40	1.40[6]
Expenses net of all fee waivers
and credits	1.83	1.48	1.42	1.40	1.40	1.39[6]
Net investment loss	(0.91)	(0.79)	(1.05)	(1.00)	(1.14)	(1.21)[6]
Portfolio turnover (%)	52	54	38	30	35	18

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$10.96	$14.85	$16.43	$18.77	$20.50	$22.77
Net investment loss[2]	(0.19)	(0.24)	(0.31)	(0.34)	(0.40)	(0.18)
Net realized and unrealized gain
(loss) on investments	4.08	1.82	2.65	2.07	2.67	(5.34)
Total from investment operations	3.89	1.58	2.34	1.73	2.27	(5.52)
Net asset value, end of period	$14.85	$16.43	$18.77	$20.50	$22.77	$17.25
Total return (%)[3]	35.49	10.64[4]	14.24[4]	9.22[4]	11.07	(24.24)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$191	$168	$140	$189	$146	$87
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.53	2.21	2.17	2.12	2.10	2.10[6]
Expenses net of fee waivers, if any	2.53	2.18	2.12	2.10	2.10	2.10[6]
Expenses net of all fee waivers
and credits	2.53	2.18	2.12	2.10	2.10	2.09[6]
Net investment loss	(1.61)	(1.48)	(1.75)	(1.71)	(1.84)	(1.91)[6]
Portfolio turnover (%)	52	54	38	30	35	18

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

20	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$10.96	$14.86	$16.43	$18.77	$20.50	$22.77
Net investment loss[2]	(0.20)	(0.24)	(0.31)	(0.35)	(0.40)	(0.18)
Net realized and unrealized gain
(loss) on investments	4.10	1.81	2.65	2.08	2.67	(5.34)
Total from investment operations	3.90	1.57	2.34	1.73	2.27	(5.52)
Net asset value, end of period	$14.86	$16.43	$18.77	$20.50	$22.77	$17.25
Total return (%)[3]	35.58	10.57[4]	14.24[4]	9.22[4]	11.07	(24.24)[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$74	$59	$48	$54	$43	$29
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.52	2.20	2.17	2.12	2.10	2.10[6]
Expenses net of fee waivers, if any	2.52	2.17	2.12	2.10	2.10	2.10[6]
Expenses net of all fee waivers
and credits	2.52	2.17	2.12	2.10	2.10	2.09[6]
Net investment loss	(1.61)	(1.47)	(1.75)	(1.71)	(1.84)	(1.91)[6]
Portfolio turnover (%)	52	54	38	30	35	18

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$11.53	$15.86	$17.77	$20.56	$22.73	$25.57
Net investment loss[2]	(0.02)	(0.03)	(0.10)	(0.10)	(0.14)	(0.07)
Net realized and unrealized gain
(loss) on investments	4.35	1.94	2.89	2.27	2.98	(6.00)
Total from investment operations	4.33	1.91	2.79	2.17	2.84	(6.07)
Net asset value, end of period	$15.86	$17.77	$20.56	$22.73	$25.57	$19.50
Total return (%)[3]	37.55	12.04	15.70	10.55	12.49	(23.74)[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$17	$21	$25	$23	$34	$26
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.03	0.86	0.87	0.85	0.83	0.84[5]
Expenses net of fee waivers, if any	1.03	0.86	0.87	0.85	0.83	0.84[5]
Expenses net of all fee waivers
and credits	1.03	0.86	0.87	0.85	0.83	0.84[5]
Net investment loss	(0.12)	(0.19)	(0.50)	(0.45)	(0.59)	(0.66)[5]
Portfolio turnover (%)	52	54	38	30	35	18

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Annualized.

See notes to financial statements

22	Small Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05	10-31-06	10-31-07[2]	4-30-08[3]

Per share operating performance

Net asset value, beginning of period	$13.51	$15.60	$17.35	$19.96	$21.84	$24.34
Net investment loss[4]	(0.03)	(0.16)	(0.20)	(0.30)	(0.35)	(0.16)
Net realized and unrealized gain
(loss) on investments	2.12	1.91	2.81	2.18	2.85	(5.71)
Total from investment operations	2.09	1.75	2.61	1.88	2.50	(5.87)
Net asset value, end of period	$15.60	$17.35	$19.96	$21.84	$24.34	$18.47
Total return (%)[5]	15.47[6]	11.22	15.04	9.42	11.45	(24.12)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	$2	$2	$3	$2
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.66[8]	1.62	1.44	1.81	1.82	1.78[8]
Expenses net of fee waivers, if any	1.66[8]	1.62	1.44	1.81	1.82	1.78[8]
Expenses net of all fee waivers
and credits	1.66[8]	1.62	1.44	1.81	1.82	1.78[8]
Net investment loss	(0.86)[8]	(0.96)	(1.07)	(1.43)	(1.56)	(1.60)[8]
Portfolio turnover (%)	52	54	38	30	35	18

1 Class R1 shares began operations on 8-5-03.

2 Effective 11-6-06, the Board of Trustees elected to change the name of Class R to Class R1.

3 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	23

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Small Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

24	Small Cap Equity Fund | Semiannual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemni-fied against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing

Semiannual report | Small Cap Equity Fund	25

activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

26	Small Cap Equity Fund | Semiannual report

Written options for the period ended April 30, 2008 were as follows:

		NUMBER OF CONTRACTS		PREMIUMS RECEIVED

Outstanding, beginning of period			357	$73,328

Options written			1,011	271,500

Options closed			(150)	(40,349)

Options exercised			(425)	(98,074)

Options expired			(443)	(93,156)
Outstanding, end of period			350	$113,249

Summary of written options on securities outstanding on April 30, 2008:

NAME	NUMBER OF	EXERCISE	EXPIRATION
OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS
Superior Energy
Services, Inc.	150	$40.00	May 2008	($67,500)
Superior Energy
Services, Inc.	200	45.00	May 2008	(28,000)

Total	350			($95,500)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $231,061,618 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2008 —$170,453, October 31, 2009 — $23,996,440, October 31, 2010 — $139,953,021, October 31, 2011 — $65,557,630 and October 31, 2014 — $1,384,074. Availability of a certain amount of the loss carryforward may be limited in a given year. The John Hancock Focused Small Cap Growth Fund was acquired on September 26, 2003, by the John Hancock Small Cap Growth Fund. The John Hancock Small Cap Growth Fund was acquired on April 7, 2006, by the John Hancock Small Cap Equity Fund.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of

Semiannual report | Small Cap Equity Fund	27

FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended October 31, 2007, there were no distributions paid. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.685% of the Fund’s average daily net asset value in excess of $1,000,000,000. The effective rate for the period ended April 30, 2008 is 0.70% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of sub-advisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $112,051 with regard to sales of Class A shares. Of this amount, $12,486 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $84,058 was paid as sales commissions to unrelated broker-dealers and $15,507 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining

28	Small Cap Equity Fund | Semiannual report

rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $62,767 for Class B shares and $545 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $25,817 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$678,886	$651,841
Class B	172,510	546,996
Class C	52,513	168,718
Class I	7,073	—
Class R1	2,884	8,721
Total	$913,866	$1,376,276

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $30,414 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Small Cap Equity Fund	29

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,326,782	$53,939,895	1,293,096	$26,102,899
Repurchased	(8,621,053)	(199,399,217)	(2,618,173)	(52,607,754)
Net decrease	(6,294,271)	($145,459,322)	(1,325,077)	($26,504,855)

Class B shares

Sold	341,081	$7,324,931	140,041	$2,628,260
Repurchased	(3,129,627)	(67,443,805)	(1,540,991)	(28,672,797)
Net decrease	(2,788,546)	($60,118,874)	(1,400,950)	($26,044,537)

Class C shares

Sold	95,890	$2,084,534	48,251	$887,723
Repurchased	(836,922)	(17,920,725)	(267,100)	(5,072,271)
Net decrease	(741,032)	($15,836,191)	(218,849)	($4,184,548)

Class I shares

Sold	781,783	$18,312,846	191,067	$4,071,420
Repurchased	(468,208)	(11,260,948)	(180,947)	(3,838,474)
Net increase	313,575	$7,051,898	10,120	$232,946

Class R1 shares

Sold	70,142	$1,609,939	27,514	$553,791
Repurchased	(59,430)	(1,356,281)	(29,669)	(621,911)
Net increase (decrease)	10,712	$253,658	(2,155)	($68,120)

Net decrease	(9,499,562)	($214,108,831)	(2,936,911)	($56,569,114)

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $113,282,297 and $194,326,769, respectively.

30	Small Cap Equity Fund | Semiannual report

Note 6
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2008, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain	income	value

Electro-Optical Sciences, Inc.
bought: none
sold: 38,576 shares	697,200	658,624	$58,927	—	$3,905,640
Electro-Optical Sciences, Inc.[1]
bought: none
sold: none	177,590	177,590	—	—	1,053,109
Electro-Optical Sciences, Inc.[2]
bought: none
sold: none	26,639	26,639	—	—	44,560
I.D. Systems, Inc.
bought: none
sold: none	830,000	830,000	—	—	7,046,700
Imax Corp.
bought: none
sold: none	2,079,250	2,079,250	—	—	13,764,635
Matrixx Initiatives, Inc.
bought: 60,000 shares
sold: none	515,724	575,724	—	—	8,008,321

Totals			$58,927	—	$33,822,965

1 Direct placement security.
2 Warrants security.

Semiannual report | Small Cap Equity Fund	31

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Small Cap
Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Equity Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

32	Small Cap Equity Fund | Semiannual report

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period ended December 31, 2006 was higher than the performance of the Peer Group and Category medians, and its benchmark index, the Russell 2000 Growth Index. The Board noted that the Fund’s performance during the 1-, 3- and 5-year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Adviser reported that the Fund’s year-to-date performance showed improvements and provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose

Semiannual report | Small Cap Equity Fund	33

profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

34	Small Cap Equity Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon

James R. Boyle†	Gordon M. Shone	One Wall Street
William H. Cunningham	Treasurer	New York, NY 10286
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Transfer agent
Patti McGill Peterson*	Chief Operating Officer	John Hancock Signature
Steven R. Pruchansky		Services, Inc.
* Members of the Audit Committee	Investment adviser	P.O. Box 9510
† Non-Independent Trustee	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		Kirkpatrick & Lockhart
President and	Subadviser	Preston Gates Ellis LLP
Chief Executive Officer	MFC Global Investment	One Lincoln Street
	Management (U.S.), LLC	Boston, MA 02111-2950
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Small Cap Equity Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.	370SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

John Hancock

MUTUAL FUNDS

John Hancock

Financial Industries Fund

Semiannual Report

4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	3-14-96	–22.66%	6.97%	1.89%	—	–21.24%	–22.66%	40.04%	20.54%	—

B	1-14-97	–22.35	7.05	1.85	—	–20.64	–22.35	40.60	20.07	—

C	3-1-99	–19.77	7.33	—	2.83%	–18.00	–19.77	42.42	—	29.17%

I1	3-1-01	–18.25	8.54	—	2.62	–16.95	–18.25	50.64	—	20.38

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2009. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.40%, Class B — 2.10%, Class C — 2.10% . For Class I, the net expense equals the gross expense and is 0.91% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

6	Financial Industries Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Financial Industries Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	4-30-98	$12,007	$12,007	$13,675	$14,651

C2	3-1-99	12,917	12,917	13,411	13,014

I3	3-1-01	12,038	12,038	11,499	12,653

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Financial Index — Index 1 — is an unmanaged index designed to measure the financial sector of the S&P 500.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$828.90	$6.32

Class B	1,000.00	826.20	9.49

Class C	1,000.00	826.50	9.49

Class I	1,000.00	830.50	4.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,017.95	$6.97

Class B	1,000.00	1,014.70	10.47

Class C	1,000.00	1,014.70	10.47

Class I	1,000.00	1,020.27	4.62

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.09%, 2.09% and 0.92% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 holdings[1]

Bank of America Corp.	4.9%	Bank of New York Mellon Corp.	3.4%

Aon Corp.	4.0%	State Street Corp.	3.3%

Berkshire Hathaway, Inc. (Class A)	3.9%	Charles Schwab Corp. (The)	3.2%

Prudential Financial, Inc.	3.6%	Wright Express Corp.	3.2%

American International Group, Inc.	3.5%	ACE Ltd.	3.1%

Sector distribution[1]

Asset management & custody banks	17%	Insurance brokers	6%

Diversified banks	11%	Multi-line insurance	6%

Life & health insurance	11%	Consumer finance	5%

Property & casualty insurance	9%	Data processing & outsourced services	3%

Other diversified financial services	8%	Reinsurance	3%

Investment banking & brokerage	8%	Other	5%

Specialized finance	8%

Country concentration[1]

United States	74%	Brazil	3%

Bermuda	9%	France	3%

United Kingdom	4%	South Korea	3%

Cayman Islands	3%	Other	1%

1 As a percentage of net assets on April 30, 2008.

10	Financial Industries Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.86%		$545,849,874
(Cost $446,884,759)

Aerospace & Defense 0.63%		3,536,836

AerCap Holdings NV (I)	204,678	3,536,836

Application Software 0.54%		3,065,671

Net 1 UEPS Technologies, Inc. (I)	130,788	3,065,671

Asset Management & Custody Banks 16.59%		93,491,127

Aberdeen Asset Management PLC	5,105,599	14,274,369

Affiliated Managers Group, Inc. (I)(L)	68,328	6,787,704

Ameriprise Financial, Inc.	201,129	9,551,616

Bank of New York Mellon Corp.	438,816	19,101,660

BlackRock, Inc. (Class A) (L)	42,376	8,551,053

State Street Corp.	256,733	18,520,719

T. Rowe Price Group, Inc.	285,246	16,704,006

Consumer Finance 5.15%		29,020,286

American Express Co.	296,925	14,258,339

Discover Financial Services	464,010	8,449,622

Visa, Inc. (Class A) (I)	75,642	6,312,325

Data Processing & Outsourced Services 3.19%		17,979,258

Wright Express Corp. (I)	544,826	17,979,258

Diversified Banks 11.24%		63,350,985

Banco Bradesco Sponsored ADR	244,902	5,529,887

Banco Itau Holding Financeira SA	163,410	4,583,651

BNP Paribas SA	145,263	15,485,737

Kookmin Bank ADR	204,608	14,271,408

Signature Bank (I)	53,371	1,407,927

Turkiye Garanti Bankasi A.S.	602,059	3,223,130

U.S. Bancorp.	263,668	8,935,709

Wachovia Corp.	340,087	9,913,536

Insurance Brokers 6.21%		34,977,265

Aon Corp.	500,302	22,708,708

Willis Group Holdings Ltd.	353,052	12,268,557

See notes to financial statements

Semiannual report | Financial Industries Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Investment Banking & Brokerage 7.65%		$43,097,444

Charles Schwab Corp.	839,856	18,140,890

Goldman Sachs Group, Inc.	21,481	4,110,819

GP Investments Ltd.	490,556	4,721,993

ICAP Plc	400,948	4,628,735

Lazard Ltd. (Class A)	242,131	9,477,007

MF Global Ltd. (I)	153,227	2,018,000

Life & Health Insurance 7.69%		43,360,315

Aflac, Inc.	146,938	9,796,356

Principal Financial Group, Inc.	248,093	13,312,670

Prudential Financial, Inc.	267,485	20,251,289

Multi-Line Insurance 9.10%		51,301,366

American International Group, Inc.	432,655	19,988,661

Hartford Financial Services Group, Inc.	171,154	12,198,146

HCC Insurance Holdings, Inc.	82,517	2,036,520

MetLife, Inc.	280,658	17,078,039

Other Diversified Financial Services 8.12%		45,766,434

Bank of America Corp.	742,735	27,882,272

Citigroup, Inc.	537,148	13,573,730

GlobeOp Financial Services (I)	1,100,000	4,310,432

Property & Casualty Insurance 9.40%		52,960,951

ACE Ltd.	292,970	17,663,161

Axis Capital Holdings Ltd.	237,440	8,051,590

Berkshire Hathaway, Inc. (Class A) (I)	164	21,951,400

Progressive Corp.	291,083	5,294,800

Regional Banks 0.37%		2,099,274

Banco Daycoval SA	279,153	2,099,274

Reinsurance 3.05%		17,175,454

PartnerRe Ltd.	155,635	11,513,877

Platinum Underwriters Holdings Ltd.	157,836	5,661,577

Specialized Finance 7.93%		44,667,208

Bovespa Holdings SA	361,879	5,421,001

Interactive Brokers Group, Inc. (Class A) (I)	280,291	8,848,784

Nasdaq Stock Market, Inc. (I)	190,724	6,951,890

Nymex Holdings, Inc.	140,708	13,029,561

NYSE Euronext	157,579	10,415,972

See notes to financial statements

12	Financial Industries Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 5.12%			$28,883,349

(Cost $28,883,349)
Joint Repurchase Agreement 3.40%			19,167,000

Joint Repurchase Agreement with Bank of America Corp. dated
4-30-08 at 1.910% to be repurchased at $19,168,017 on
5-1-08, collateralized by $15,053,248 U.S. Treasury Inflation
Indexed Bond, 3.00%, due 7-15-12 (valued at $19,550,340,
including interest)	1.910%	$19,167	19,167,000

		Shares

Cash Equivalents 1.72%			9,716,349

John Hancock Cash Investment Trust (T)(W)	2.7260% (Y)	9,716,349	9,716,349

Total investments (Cost $475,768,108)† 101.98%			$574,733,223

Other assets and liabilities, net (1.98%)			($11,134,960)

Total net assets 100.00%			$563,598,263

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes, was $482,712,129. Gross unrealized appreciation and depreciation of investments aggregated $116,149,225 and $24,128,131, respectively, resulting in net unrealized appreciation of $92,021,094.

See notes to financial statements

Semiannual report | Financial Industries Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $466,051,759) including
$9,525,832 of securities loaned (Note 2)	$565,016,874
Investments in affiliated issuers, at value (Cost $9,716,349)	9,716,349
Total investments, at value (Cost $475,768,108)	574,733,223
Foreign currency at value (Cost $18,553)	18,773
Cash	908
Receivable for investments sold	1,863,758
Receivable for shares sold	619,893
Dividends and interest receivable	490,792
Receivable from affiliates	98,794

Total assets	577,826,141

Liabilities

Payable for investments purchased	2,436,811
Payable for shares repurchased	965,738
Payable upon return of securities loaned (Note 2)	9,716,349
Payable to affiliates
Management fees	352,165
Distribution and service fees	176,784
Other	349,054
Other payables and accrued expenses	230,977

Total liabilities	14,227,878

Net assets

Capital paid-in	474,847,514
Accumulated net realized loss on investments and foreign currency transactions	(12,041,400)
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	98,965,335
Accumulated net investment income	1,826,814
Net assets	$563,598,263

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($484,726,447 ÷ 36,358,992 shares)	$13.33
Class B ($59,893,690 ÷ 4,808,593 shares)[1]	$12.46
Class C ($18,969,734 ÷ 1,524,114 shares)[1]	$12.45
Class I ($8,392 ÷ 615 shares)	$13.65

Maximum offering price per share

Class A ($13.33 ÷ 95%)[2]	$14.03

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Financial Industries Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $120,216)	$6,680,413
Interest	77,921
Securities lending	66,048
Income from affiliated issuers	27,301

Total investment income	6,851,683

Expenses

Investment management fees (Note 3)	2,441,612
Distribution and service fees (Note 3)	1,251,161
Transfer agent fees (Note 3)	925,167
Accounting and legal services fees (Note 3)	30,898
Custodian fees	71,660
Printing fees	64,384
Blue sky fees	27,870
Trustees’ fees	25,148
Professional fees	24,545
Miscellaneous	19,329

Total expenses	4,881,774
Less expense reductions (Note 3)	(293,934)

Net expenses	4,587,840

Net investment income	2,263,843

Realized and unrealized gain (loss)

Net realized loss on
Investments	(9,298,361)
Foreign currency transactions	(176,400)
(9,474,761)
Change in net unrealized appreciation (depreciation) of
Investments	(119,640,258)
Translation of assets and liabilities in foreign currencies	77
(119,640,181)
Net realized and unrealized loss	(129,114,942)

Decrease in net assets from operations	($126,851,099)

1 Semiannual period from 11-01-07 to 4-30-08.

15 See notes to financial statements

Semiannual report | Financial Industries Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$4,307,421	$2,263,843
Net realized gain (loss)	162,516,318	(9,474,761)
Change in net unrealized depreciation	(102,060,423)	(119,640,181)

Increase (decrease) in net assets resulting from operations	64,763,316	(126,851,099)

Distributions to shareholders
From net investment income
Class A	(4,734,600)	(3,097,268)
Class I	(149)	(111)
From net realized gain
Class A	(85,070,334)	(121,626,792)
Class B	(19,677,351)	(19,539,564)
Class C	(2,850,143)	(3,841,552)
Class I	(1,581)	(2,351)
	(112,334,158)	(148,107,638)
From Fund share transactions (Note 4)	(69,944,334)	67,849,282

Total decrease	(117,515,176)	(207,109,455)

Net assets
Beginning of period	888,222,894	770,707,718
End of period[2]	$770,707,718	$563,598,263

1 Semiannual period from 11-01-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment income of $2,660,350 and $1,826,814, respectively.

See notes to financial statements

16	Financial Industries Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$14.27	$16.78	$17.76	$19.50	$21.38	$20.21
Net investment income[2]	0.07	0.12	0.09	0.13[3]	0.13	0.06
Net realized and unrealized gain
(loss) on investments	2.44	0.86	2.10	3.18	1.41	(3.01)
Total from investment operations	2.51	0.98	2.19	3.31	1.54	(2.95)
Less distributions
From net investment income	—	—	(0.12)	(0.06)	(0.14)	(0.10)
From net realized gain	—	—	(0.33)	(1.37)	(2.57)	(3.83)
	—	—	(0.45)	(1.43)	(2.71)	(3.93)
Net asset value, end of period	$16.78	$17.76	$19.50	$21.38	$20.21	$13.33
Total return (%)[4]	17.59	5.84[5]	12.57[5]	17.86[5]	7.84[5]	(17.11)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$345	$304	$481	$703	$648	$485
Expenses before reductions	1.55	1.48	1.48	1.46	1.40	1.48[7]
Expenses net of fee waivers, if any	1.55	1.45	1.44	1.40	1.35	1.39[7]
Expenses net of all fee waivers
and credits	1.55	1.45	1.44	1.40	1.35	1.38[7]
Net investment income	0.49	0.68	0.50	0.64[3]	0.63	0.84[7]
Portfolio turnover (%)	66	29	14	25	72	35

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.22% of average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Financial Industries Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$13.88	$16.20	$17.03	$18.67	$20.34	$19.11
Net investment income (loss)[2]	(0.03)	—[3]	(0.03)	0.02[4]	(0.01)	0.01
Net realized and unrealized gain
(loss) on investments	2.35	0.83	2.00	3.02	1.35	(2.83)
Total from investment operations	2.32	0.83	1.97	3.04	1.34	(2.82)
Less distributions
From net realized gain	—	—	(0.33)	(1.37)	(2.57)	(3.83)
Net asset value, end of period	$16.20	$17.03	$18.67	$20.34	$19.11	$12.46
Total return (%)[5]	16.71	5.12[6]	11.75[6]	17.10[6]	7.12[6]	(17.38)[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$977	$757	$418	$162	$103	$60
Expenses before reductions	2.25	2.18	2.18	2.16	2.10	2.18[8]
Expenses net of fee waivers, if any	2.25	2.15	2.14	2.16	2.05	2.09[8]
Expenses net of all fee waivers
and credits	2.25	2.15	2.14	2.10	2.05	2.08[8]
Net investment income (loss)	(0.22)	(0.02)	(0.16)	0.12[4]	(0.05)	0.16[8]
Portfolio turnover (%)	66	29	14	25	72	35

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.05 per share and 0.24% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charge.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

18	Financial Industries Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$13.87	$16.19	$17.03	$18.67	$20.33	$19.09
Net investment income (loss)[2]	(0.03)	—[3]	(0.03)	—[3,4]	(0.01)	0.01
Net realized and unrealized gain
(loss) on investments	2.35	0.84	2.00	3.03	1.34	(2.82)
Total from investment operations	2.32	0.84	1.97	3.03	1.33	(2.81)
Less distributions
From net realized gain	—	—	(0.33)	(1.37)	(2.57)	(3.83)
Net asset value, end of period	$16.19	$17.03	$18.67	$20.33	$19.09	$12.45
Total return (%)[5]	16.73	5.19[6]	11.75[6]	17.04[6]	7.07[6]	(17.35)[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$37	$29	$24	$23	$19	$19
Expenses before reductions	2.25	2.18	2.18	2.16	2.10	2.18[8]
Expenses net of fee waivers, if any	2.25	2.15	2.14	2.10	2.05	2.09[8]
Expenses net of all fee waivers
and credits	2.25	2.15	2.14	2.10	2.05	2.08[8]
Net investment income (loss)	(0.22)	(0.02)	(0.18)	(0.01)[4]	(0.07)	0.12[8]
Portfolio turnover (%)	66	29	14	25	72	35

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.23% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charge.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Financial Industries Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$14.40	$16.98	$18.07	$19.85	$21.80	$20.65
Net investment income[2]	0.17	0.22	0.20	0.24[3]	0.22	0.10
Net realized and unrealized gain
(loss) on investments	2.41	0.87	2.13	3.24	1.44	(3.09)
Total from investment operations	2.58	1.09	2.33	3.48	1.66	(2.99)
Less distributions
From net investment income	—	—	(0.22)	(0.16)	(0.24)	(0.18)
From net realized gain	—	—	(0.33)	(1.37)	(2.57)	(3.83)
	—	—	(0.55)	(1.53)	(2.81)	(4.01)
Net asset value, end of period	$16.98	$18.07	$19.85	$21.80	$20.65	$13.65
Total return (%)[4]	17.92	6.42	13.17	18.49	8.31	(16.95)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	—[6]	—[6]	—[6]	—[6]	—[6]
Expenses before reductions	0.90	0.91	0.91	0.90	0.91	0.92[7]
Expenses net of fee waivers, if any	0.90	0.91	0.91	0.90	0.91	0.92[7]
Expenses net of all fee waivers
and credits	0.90	0.91	0.91	0.90	0.91	0.92[7]
Net investment income	1.15	1.21	1.04	1.17[3]	1.07	1.32[7]
Portfolio turnover (%)	66	29	14	25	72	35

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.05 per share and 0.23% of average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Not annualized.

6 Less than $500.000.

7 Annualized.

See notes to financial statements

20	Financial Industries Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Financial Industries Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Semiannual report | Financial Industries Fund	21

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing

22	Financial Industries Fund | Semiannual report

activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized

Semiannual report | Financial Industries Fund	23

gains, if any, on the ex-dividend date. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,744,797 and long-term capital gain $103,589,361. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000. The effective rate for the period ended April 30, 2008 is 0.79% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $321,996 with regard to sales of Class A shares. Of this amount, $50,911 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $258,900 was paid as sales commissions to unrelated broker-dealers and $12,185 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $44,058 for Class B shares and $3,278 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%,

24	Financial Industries Fund | Semiannual report

0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Effective July 1, 2006, Signature Services has contractually limited transfer agent fees by implementing a transfer agent fee cap 0.20% until February 28, 2009. Accordingly, the expense reductions related to transfer agent fee limitation amounted to $271,250 for the period ended April 30, 2008. Signature Services reserves the right to terminate this reimbursement limitation at any time.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $22,684 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$785,207	$787,937
Class B	113,164	372,952
Class C	26,794	90,272
Class I	2	—
Total	$925,167	$1,251,161

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $30,898 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Financial Industries Fund	25

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,823,319	$57,218,494	2,862,534	$42,236,145
Distributions reinvested	4,221,972	81,441,842	7,432,383	113,566,810
Repurchased	(7,844,288)	(156,235,970)	(6,020,717)	(88,017,248)
Net increase (decrease)	(798,997)	($17,575,634)	4,274,200	$67,785,707

Class B shares

Sold	252,516	$4,778,048	262,864	$3,563,835
Distributions reinvested	1,000,780	18,374,310	1,290,452	18,479,270
Repurchased	(3,857,471)	(73,556,432)	(2,122,168)	(28,845,403)
Net decrease	(2,604,175)	($50,404,074)	(568,852)	($6,802,298)

Class C shares

Sold	133,473	$2,499,481	519,040	$6,893,675
Distributions reinvested	145,183	2,664,096	245,570	3,514,105
Repurchased	(376,621)	(7,128,203)	(261,238)	(3,541,907)
Net increase (decrease)	(97,965)	($1,964,626)	503,372	$6,865,873

Net increase (decrease)	(3,501,137)	($69,944,334)	4,208,720	$67,849,282

[1]Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $216,285,004 and $310,868,173, respectively.

26	Financial Industries Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Financial Industries Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Financial Industries Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Semiannual report | Financial Industries Fund	27

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was lower than the performance of the Peer Group and Category medians and one of its benchmark indexes, the Standard & Poor’s 500 Financials Index. The Board noted that the Fund’s performance during those time periods was higher than its other benchmark index, the Standard & Poor’s 500 Index. The Board viewed favorably the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006. The Board noted that the Fund’s performance was higher than the performance of the Peer Group and Category medians, and both benchmark indexes during the 3-year period. The Board also noted that the Fund’s performance was higher than the Peer Group and Category medians and one of its benchmark indexes, the Standard & Poor’s 500 Index, but lower than its other benchmark index, the Standard & Poor’s 500 Financials Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than median of the Peer Group and Category. The Board also noted that the most significant contributor to such difference was the Fund’s transfer agency expense. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and

28	Financial Industries Fund | Semiannual report

equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Financial Industries Fund	29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
* Members of the Audit Committee		P.O. Box 9510
† Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U.S.), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

30	Financial Industries Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.	700SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Not applicable.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008